CONTRACTUAL TRANSMISSION ASSETS - Movements in contractual transmission assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONTRACTUAL TRANSMISSION ASSETS
Contract assets at beginning of period	R$ 14,571,796	R$ 14,330,101
Initial Adoption Adjustment of IFRS 15			R$ (581,168)
Contractual transmission assets, Adjusted balance			13,748,933
Addition - Construction Revenue	521,348	1,207,326
Contract revenue - Transmission	793,239	690,360
Amortization/Receipt	(1,081,385)	(1,040,453)
Write-offs and transfers	55,287	(34,370)
Contract assets at end of period	R$ 14,860,285	R$ 14,571,796	R$ 14,330,101